TEMPLETON GROWTH FUND, INC.

                                         Broward Financial Centre
                                         500 East Broward Boulevard, Suite 2100
                                         Fort Lauderdale, FL  33394-3091
                                         Facsimile 954.847.2288
                                         Telephone 954.527.7500
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January 3, 2007

Filed Via EDGAR (CIK 0000805664)
Securities and Exchange Commission
100 F Street, N.E
Washington, D.C.  20549

         RE:  TEMPLETON GROWTH FUND, INC.
         FILE NOS. 033-9981 AND 811-0489

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2006.

Very truly yours,

Templeton Growth Fund, Inc.

/s/SHEILA M. BARRY

Sheila M. Barry
Assistant Secretary

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